Business, Going Concern, Liquidity and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2019
Accounting Policies [Abstract]
Description of Business and Current Financial Condition

Description of Business and Current Financial Condition

Medifocus Inc. (the “Company” or “Medifocus”) was incorporated under the Business Corporations Act (Ontario) on April 25, 2005. Medifocus develops and commercializes minimally invasive focused heat systems for the treatment of cancerous and benign tumors, and enlarged prostate, medically known as Benign Prostate Hyperplasia (“BPH”).

The Company owns two focused heat technology platforms with comprehensive US and international patent protection:

●	The Endo-thermotherapy Platform-from which Prolieve Thermodilatation System (“Prolieve”) was developed, can potentially be used to treat cancers in prostate, rectal, cervical and esophageal, and

●	The Adaptive Phased Array (“APA”) Microwave Focusing Platform-invented by MIT, licensed to Medifocus, directs precisely focused microwave energy at tumor center to induce shrinkage or eradication of tumors without undue harm to surrounding tissue. The Company’s APA 1000 Breast Cancer Treatment System, developed from the APA technology platform is currently in pivotal Phase-III clinical trials.

Going Concern Consideration

Going Concern Consideration

Effective April 1, 2016, the Company adopted ASU 2014-15, Presentation of Financial Statements-Going Concern (Subtopic 205-40), which requires management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date the financial statements are issued. Management’s evaluations are based on relevant conditions and events that are known and reasonably to be knowable as of July 29, 2019. Based on the following, management believes that it is probable that management will be unable to meet its obligations as they come due within one year that the financial statements are issued.

The Company’s operations are subject to certain risks and uncertainties including, among others, current and potential competitors with greater resources, lack of operating history and uncertainty of future profitability and possible fluctuations in financial results. Since inception, the Company has incurred substantial operating losses, principally from expenses associated with the Company’s Prolieve operation, research and development and financing activities. The Company believes these expenditures are essential for the commercialization of its technologies. The Company expects its operating losses to continue in the near future as it continues its Prolieve sales and marketing activities. Due to continued operating losses, there is substantial doubt regarding the Company’s ability to continue as a going concern. The Company’s ability to achieve profitability is dependent upon its ability to operate its Prolieve business profitably and to obtain governmental approvals, produce, and market and sell its new product candidates. There can be no assurance that the Company will be able to commercialize its technology successfully or that profitability will ever be achieved. The operating results of the Company have fluctuated significantly in the past. The Company expects that its operating results will fluctuate significantly in the future and will depend on a number of factors, many of which are outside the Company’s control.

The Company will need substantial additional funding in order to sustain its operation, to complete the development, testing and commercialization of its product candidates. The commitment to these projects will require additional external funding, at least until the Company is able to generate sufficient cash flow from the sale of one or more of its products to support its continued operations. If adequate funding is not available, the Company may be required to delay, scale back or eliminate certain aspects of its operations or attempt to obtain funds through unfavorable arrangements with partners or others that may force it to relinquish rights to certain of its technologies, products or potential markets or that could impose onerous financial or other terms. Furthermore, if the Company cannot fund its ongoing development and other operating requirements, particularly those associated with its obligations to conduct clinical trials under its licensing agreements, it will be in breach of these licensing agreements and could therefore lose its license rights, which could have material adverse effects on its business. The Company is not in compliance with the provisions of outstanding debt agreements, and it has not remitted quarterly royalty payments to Boston Scientific Corporation pursuant to the terms of its purchase agreement for Prolieve. The Company has not paid interest owing to certain debt holders of the convertible debentures, and is in default of the terms of the debentures. Subsequent to March 31, 2019, certain debt holders have launched action against the Company related to the outstanding debt. Additionally, any unfavorable judgements on the existing claims against the Company can potentially cause significant financial hardship and other damages to the Company. Additionally, the Company has uncertain ongoing litigation which could cause significant financial hardship to the company’s resources, see note 8 for further analysis

Management is continuing its efforts to obtain additional funds through equity financing and through the negotiation of debt agreements to ensure that the Company can meet its obligations and sustain operations. Additionally, the Company has reduced costs of operations, as the Company has eliminated certain positions that do not hold value to the Company. Management has also reduced debt by settling the debt with common shares. Although, the Company’s positive cash flows from operating activities is a positive sign for the Company, it is not enough to eliminate the risk of uncertainty in the Company’s future.

These factors raise substantial doubt about the ability of the Company to continue as a going concern. The consolidated financial statements do not include any adjustments relating to recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue in existence. Such adjustments could be material.

Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements of Medifocus, Inc. have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) and include the accounts of the Company and its wholly-owned subsidiary Celsion (Canada) Inc. All intercompany transactions have been eliminated. There were no transactions for Celsion (Canada) Inc. for the years ended March 31, 2019, 2018 and 2017.

Unless otherwise noted, all references to “$” or “dollar” refer to the United States dollar. The Company operates in a single business segment, focused heat systems for targeted thermotherapy of surface, subsurface and deep seated localized and regional cancers. Substantially all of the Company’s revenue is generated, and assets are located, in the United States.

Foreign Currency

Foreign Currency

Effective April 1, 2013, the Company changed its reporting currency from the Canadian dollar (“CAD”) to the U.S. dollar in anticipation of filing its financial statements with the U.S. Securities and Exchange Commission. Effective April 1, 2014, the Company changed its functional currency and that of its wholly owned subsidiary to the U.S. dollar. As a result, all translation adjustments prior to April 1, 2014 were recognized into other income (expense) in the year ending March 31, 2015.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. The consolidated financial statements include significant estimates for the expected economic life and value of our licensed technology, allowance for doubtful accounts, value of contingent consideration, value of our debt issuances, accruals for estimated product returns, allowance for inventory obsolescence, allowance for our net operating loss carry forward, contingencies and related valuation allowance for tax purposes, stock-based compensation related to employees and directors, consultants and advisors. Because of the use of estimates inherent in the financial reporting process, actual results could differ significantly from those estimates.

Currency Risk

Currency Risk

The Company held its cash balances within banks in Canada in Canadian dollars and with banks in United States in United States dollars. The Company’s operations are mainly conducted in United States of America however the Company has transactions in Canada which are affected by the fluctuation of the currency rates. The value of the United States dollar against the Canadian dollar may fluctuate with the changes in economic conditions.

During the year ended March 31, 2019, in comparison to the prior year, the Canadian dollar strengthened in relation to the US dollar and upon the translation of the Company’s debt and accrued expenses held in Canadian dollars, the Company recorded a currency gain of $50,404 (2018- Loss of $42,040 and 2017- Gain of $26,621), in other income (expense) on the consolidated statements of operations and comprehensive loss.

Credit Risk and Economic Dependence

Credit risk and economic dependence

Credit risk is the risk that one party to a financial instrument will cause a financial loss for the other party by failing to discharge an obligation. The financial instruments that potentially subject the Company to credit risk consist of cash and accounts receivable. The Company maintains cash with high credit quality financial institutions located in the United States and Canada.

The Company provides credit to its customers in the normal course of its operations. It carries out, on a continuing basis, credit checks on its customers. The Company’s operations rely significantly on one supplier and Company can not easily source alternative suppliers.

Credit Concentration

Credit Concentration

One customer represented a concentration of approximately 15% of total trade receivables for the years ended March 31, 2019 and 2018. No individual customer represented more than 10% of revenues for the years ended March 31, 2019, 2018 and 2017. The Company’s sales are primarily in the United States.

Vendor Concentration and Vendor Deposits

Vendor Concentration and Vendor Deposits

The Company currently purchases 100% of its Prolieve catheter inventory from one supplier. Alternative suppliers and alternative catheters are not currently available. As of March 31, 2019 and 2018, the Company maintained a deposit of $0 and $221,330, respectively, with its vendor.

Fair Value Measurements

Fair Value Measurements

The Company’s consolidated statements of financial position include various financial instruments (primarily cash and cash equivalents, accounts receivable, accounts payable, accrued expenses, payable to Boston Scientific Corporation, accrued interest payable, and notes payable) recorded at cost, which approximates their fair value. Fair value is the price that would be received from the sale of an asset or paid to transfer a liability assuming an orderly transaction in the most advantageous market at the measurement date. U.S. GAAP establishes a hierarchical disclosure framework which prioritizes and ranks the level of observability of inputs used in measuring fair value. These tiers include:

●	Level 1—Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

●	Level 2—Observable market-based inputs other than quoted prices in active markets for identical assets or liabilities.

●	Level 3—Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In connection with the acquisition of Prolieve, the Company owes additional purchase consideration of up to $2.5 million (contingent consideration) based on the sales of Prolieve products after their acquisition. The contingent consideration is measured at fair value on a recurring basis using Level 3 inputs, and the fair value is determined using unobservable inputs such as the discount rate. The change in the fair value of the contingent consideration of $35,878, $54,185 and $83,189 for the years ended March 31, 2019, 2018 and 2017, respectively, is reflected as loss from change in fair value of contingent consideration in the accompanying consolidated statements of operations and comprehensive loss. See note 2.

The Company has no financial assets and liabilities measured at fair value on a non-recurring basis. The Company’s long-lived assets are measured at fair value on a non-recurring basis only when an impairment is deemed to occur.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying amounts of financial instruments classified as current assets or liabilities, including accounts receivable, accounts payable and accrued expenses approximate fair value because of the short maturity of these instruments.

Other Comprehensive (loss) Income and Accumulated Other Comprehensive (loss) Income

Other Comprehensive (Loss) Income and Accumulated Other Comprehensive (Loss) Income

Other comprehensive (loss) income includes the total of the Company’s net loss and all other changes in equity other than transactions with owners, including changes in equity for cumulative translation adjustments resulting from the consolidation of foreign subsidiary as the financial statements of the subsidiary was previously accounted for using the local currency as the functional currency. The Company did not recognize any foreign currency translation losses during the years ended March 31, 2019, 2018 and 2017.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid instruments with original maturities of three months or less to be cash equivalents. All interest bearing and non-interest bearing accounts are guaranteed by the FDIC up to $250,000. The Company may maintain cash balances in excess of FDIC coverage. Management considers this to be a normal business risk.

Accounts Receivable - Trade and Harmonized Sales Tax

Accounts Receivable – Trade and Harmonized Sales Tax

Trade

The Company extends credit to customers on an unsecured basis and payment terms are typically 30 days from delivery or service. The Company’s receivables are primarily related to Prolieve products and services. Management uses the aging account method to assess the company’s allowance for doubtful accounts. The aging account method uses the number of days outstanding for the underlying invoices that have been past due. Receivables are written off when it is determined that the underlying invoices are uncollectible.

The Company maintained an allowance for doubtful accounts of $36,523 and $46,363 as of March 31, 2019 and 2018, respectively.

Harmonized Sales Tax

During the year ended March 31, 2016 the Company had a receivable from a Canadian tax agency for a harmonized sales tax, however, management was uncertain as to the collectability of the asset. During the year ended March 31, 2016, the Company decided to write-off the entire balance until the receivable is collected. During the year ended March 31, 2017, the collectability was ensured and the Company recovered a significant portion of the receivable. As the recovery (write-off) is considered by the Company as an infrequent occurrence and it is not part of the trade receivable balance, the transaction is included as a gain in other income (expense) in the statements of operations and comprehensive loss for the years ended March 31, 2017.

Accounts Receivable consisted of the following as of March 31, 2019 and 2018.

	March 31, 2019	March 31, 2018
Accounts receivable trade	$529,542	$585,835
Accounts receivable - Harmonized sales tax	6,364	5,387
Allowance for doubtful accounts	(36,523)	(46,363)
	$499,383	$544,859

Inventory

Inventory

Inventory is valued at the lower of cost or market and consists primarily of console units and single-use treatment catheters. Current inventory of catheters and consoles consist of the direct costs of acquiring the inventory from vendors. Certain non-current inventory of console units, which were originally held for sale, were classified as property and equipment during the year ended March 31, 2016 as the Company began using the console units in operations. The carrying amount was adjusted prior to the transfer of the assets for any depreciation expense that would have been recognized since acquisition had the asset been classified as held for sale. The Company recognized a loss on impairment of long-lived assets in other income (expense) of the statement of operations and comprehensive loss in the amount of $99,020, during the year ended March 31, 2016, related to this transaction.

Inventory is relieved using the first-in, first-out method and consists of the following at March 31, 2019 and March 31, 2018.

	March 31, 2019	March 31, 2018

Finished Goods – Catheters	$104,994	$199,361
Finished Goods – Consoles	4,712	4,712

Total Inventory	$109,706	$204,073

Property and Equipment

Property and Equipment

Property and equipment is stated at cost less accumulated depreciation. Depreciation is provided over the estimated useful lives of the related assets, ranging from three to seven years, using the straight-line method. Major renewals and improvements are capitalized and ordinary repairs and maintenance are expensed as incurred.

The Company reviews property and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. An asset is considered impaired if its carrying amount exceeds the future net undiscounted cash flows that the asset is expected to generate. If such asset is considered to be impaired, the impairment recognized is the amount by which the carrying amount of the asset, if any, exceeds its fair value determined using a discounted cash flow model.

Equity Method Investments

Equity Method Investments

During the year ended March 31, 2018, the Company entered into a sale agreement of their rights to the Gene Therapy platform along with a $50,000 deposit for consideration of $100,000 to ThermeGene Corporation which was offset by approximately $64,000 in payables leaving a remaining receivable balance of approximately $36,000. The Company recorded a $50,000 gain in connection with the sale of the platform. The Company received 10% of the purchaser’s shares, ThermeGene, which are valued at $0, which will remain anti-dilutive until ThermeGene Corporation raises $2,000,000. During the year ended March 31, 2019, the receivable in the amount of approximately $36,000 was deemed uncollectable. The write off is included in other income (expense) in the accompanying consolidated statements of operations and comprehensive loss.

Convertible Debt Instruments

Convertible Debt Instruments

When the Company has determined that the embedded conversion options should not be bifurcated from their host instruments the Company accounts for convertible debt instruments in accordance with ASC 470-20 Debt with Conversion and Other Options. The Company records, when necessary, discounts to convertible notes for the intrinsic value of conversion options embedded in debt instruments based upon the differences between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note. The Company amortizes any debt discount over the term of the notes, using the straight-line method, which approximates the effective interest method. The Company records, when necessary, any induced conversion expense, at the time of conversion for the difference between the reduced conversion price per share and the original conversion price per share.

Settlement of Debt for Shares

Settlement of Debt for Shares

Settlements of debt are recorded by the Company as a reduction of the liability and an increase in common stock on the date of the transaction. Any difference in the fair value of the Company’s stock and debt being settled is treated as a gain or loss in the Company’s consolidated statements of operations and comprehensive loss. At the reporting date, if the Company’s stock has not yet been issued this stock is classified as common stock issuable. Common stock issuable is classified as equity in accordance with ASC 850-40 “Derivatives and Hedging – Contracts in Entity’s Own Equity”.

Contingent Consideration

Contingent Consideration

In accordance with ASC 805, upon the purchase of Prolieve, the Company recognized a contingent consideration obligation as part of the consideration transferred in exchange for the acquired business. The initial measurement of the contingent consideration obligation was based on its estimated fair value. The contingent consideration obligation has been re-measured to fair value at each reporting date and will continue to be re-measured until the contingency is resolved, which is estimated to be during the year ended March 31, 2020. The contingent consideration is $11,139 and $251,935 as of March 31, 2019 and March 31, 2018, respectively.

Intangible Assets

Intangible Assets

Intangible assets consist of intellectual property and customer relationships for our Prolieve business acquired in July 2012. These intangible assets were originally recorded at fair value and are amortized on a straight line basis over their estimated useful lives of 10 years. The Company reviews its intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable, in a manner similar to that for property and equipment.

As of March 31, 2019, management determined, during the review of intangible assets, that the life of their intellectual property and customer relationships should be extended until the year March 31, 2029.

Revenue Recognition

Revenue Recognition

The Company sells products and provides services which are used in the treatment of BPH. The Company recognizes revenue, net of sales taxes, from the sale of Prolieve consoles and catheters upon shipment to the customer. Revenue from the sale of products is measured at the fair value of the consideration received or receivable, net of any estimated returns. Revenue from the mobile service is recognized upon completion of the services, which is generally upon treatment of the patient.

The Company does not have a return policy that allows customers to return product, however the Company has allowed returns on a limited customer by customer basis. The Company’s estimate for returns is based upon its historical experience with actual returns, however such returns have historically been limited. While such experience has allowed for reasonable estimation in the past, history may not always be an accurate indicator of future returns. The Company continually monitors its estimates for returns and makes adjustments when it believes that actual product returns may differ from the established accruals, if any. We record a provision for estimated returns in the same period as the related revenue is recorded.

Costs of Sales-products

Costs of Sales—Products

Costs of goods sold primarily include the cost of products sold to customers on a first-in first-out basis, along with amortization expense of our intellectual property, warranty costs, warehousing costs, freight and handling charges. Warehousing costs include payroll and benefit costs.

Costs of Sales-services

Costs of Sales—Services

Costs of services consist primarily of the costs to provide mobile services to our patients, including catheter cost, amortization expense of our intellectual property, depreciation of our mobile consoles and vehicle fleet, and payroll and benefit costs.

Product Warranty Liabilities

Product Warranty Liabilities

Prolieve products are covered by warranties against defects in material and workmanship for periods of up to 12 months. We record a liability for warranty claims at the time of sale based on the trend in the historical ratio of product failure rates, material usage and service delivery costs to sales, the historical length of time between the sale and resulting warranty claim and other factors. The accrued liability for warranty provisions was approximately $4,800 and $6,300 as of March 31, 2019 and March 31, 2018, respectively.

Research and Development Expenses	Research and Development Expenses Research and development costs are expensed as incurred.
Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax asset and liabilities of a change in tax rates is recognized in results of operations in the period that the tax rate change occurs. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

A tax position is recognized as a benefit only if it is “more likely than not” that the tax position taken would be sustained in a tax examination, presuming that a tax examination will occur. The Company recognizes interest and/or penalties related to income tax matters in the income tax expense category.

Stock-based Compensation

Stock-Based Compensation

ASC 718 “Compensation - Stock Compensation,” prescribes accounting and reporting standards for all share-based payment transactions in which employee services are acquired. Transactions include incurring liabilities, or issuing or offering to issue shares, options and other equity instruments such as employee stock ownership plans and stock appreciation rights. Share-based payments to employees, including grants of employee stock options, are recognized as compensation expense in the financial statements based on their fair values. That expense is recognized over the period during which an employee is required to provide services in exchange for the award, known as the requisite service period (usually the vesting period), on a graded vesting basis.

The Company accounts for stock-based compensation issued to non-employees and consultants in accordance with the provisions of ASC 505-50 “Equity - Based Payments to Non-Employees.” Measurement of share-based payment transactions with non-employees is based on the fair value of whichever is more reliably measurable: (a) the goods or services received; or (b) the equity instruments issued. The fair value of the share-based payment transaction is determined at the earlier of performance commitment date or performance completion date.

The estimated fair value of the options and warrants that are ultimately expected to vest based on performance related conditions, as well as the options and warrants that are expected to vest based on future service, is recorded over the instrument’s requisite service period and charged to stock-based compensation. In determining the amount of options and warrants that are expected to vest, the Company takes into account, voluntary termination behavior as well as trends of actual option and warrant forfeitures.

Profit Sharing Plan

Profit Sharing Plan

The Company sponsors a defined contribution retirement plan through a Section 401(k) profit sharing plan. Employees may contribute up to 15% of their pre-tax compensation. Participants are eligible for matching Company contributions up to 3% of eligible compensation dependent on the level of voluntary contributions. Company matching contributions totaled approximately $15,000, $15,000 and $25,000 for the years ended March 31, 2019, 2018 and 2017, respectively.

Shipping and Handling

Shipping and Handling

The Company incurs shipping and handling costs related to their Prolieve operations. The Company includes these expenses into the costs of sales on the Company’s consolidated statement of operations. Shipping and handling costs totaled approximately $37,000, $35,000 and $34,000 for the years ended March 31, 2019, 2018 and 2017, respectively.

Net Loss Per Share

Net Loss Per Share

Basic net loss per share is computed by dividing net loss available to common shareholders by the weighted-average number of shares of common shares outstanding during the period.

For periods of net loss, diluted loss per share is calculated similarly to basic loss per share because the impact of all dilutive potential common shares is anti-dilutive due to the net losses. Outstanding stock options of 10,700,000, 10,700,000 and 6,500,000 and outstanding stock purchase warrants of 0, 0 and 18,013,250 to purchase commons shares for the years ended March 31, 2019, 2018 and 2017, respectively, were considered anti-dilutive and therefore were not included in the calculation of diluted shares. Additionally, for the years ended March 31, 2019, 2018 and 2017, convertible promissory notes convertible into 21,640,000, 21,640,000  and 22,160,000, respectively, shares of common stock were also considered anti-dilutive and therefore were not included in the calculation of diluted shares.

Newly Adopted Accounting Pronouncements

Newly Adopted Accounting Pronouncements

ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606), which provides guidance for revenue recognition for contracts. This guidance requires an entity to review contracts in five steps and will result in enhanced disclosures regarding the nature, amount, timing and uncertainty of revenue arising from contracts with customers. This standard is effective for fiscal years beginning after December 15, 2017 and early adoption is permitted only as of annual reporting periods for fiscal years beginning after December 15, 2016. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

ASU No. 2016-01, Financial Instruments-Overall (Subtopic 825-10) - Recognition and Measurement of Financial Assets and Financial Liabilities, which addresses certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. Most notably, this new guidance requires equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. This new guidance is effective for annual reporting periods beginning after December 15, 2017. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. The ASU provides clarity to preparers on the treatment of eight specific items within an entity’s statement of cash flows. The guidance becomes effective for all public entities in fiscal years beginning after December 15, 2017, including interim periods therein. Early adoption of the guidance, including within an interim period, is permitted. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

ASU No. 2017-09, Compensation-Stock Compensation (Topic 718): “Scope of Modification Accounting”. The ASU amends the scope of modification accounting for share-based payment arrangements and provides guidance on the types of changes to the terms or conditions of share-based payment awards to which an entity would be required to apply modification accounting under ASC 718. The guidance becomes effective for annual reporting periods, including interim periods within those annual reporting periods, beginning after December 15, 2017. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

ASU No. 2018-13, Fair Value Measurement (Topic 820). The ASU eliminates certain disclosures requirements for fair value measurements for all entities, requires public entities to disclose certain new information and modifies some disclosures requirements. The guidance becomes effective for annual reporting periods, including interim periods within those annual reporting periods, beginning after December 15, 2019. This guidance is not expected to have a material impact on the Company’s consolidated financial statements.

ASU No. 2018-11 and 2018-10, Leases (Topic 842). The ASU discusses the effective date and transition requirements for the amendments related to separating components of a contract are the same as the effective date and transition requirements in ASU No. 2016-02. The guidance becomes effective for annual reporting periods, including interim periods within those annual reporting periods, beginning after December 15, 2018. This guidance is not expected to have a material impact on the Company’s consolidated financial statements.

ASU No. 2018-07, Compensation-Stock Compensation (Topic 718): These amendments expand the scope of Topic 718, Compensation—Stock Compensation (which currently only includes share-based payments to employees) to include share-based payments issued to nonemployees for goods or services. Consequently, the accounting for share-based payments to nonemployees and employees will be substantially aligned. The ASU supersedes Subtopic 505-50, Equity—Equity-Based Payments to Non-Employees. The guidance becomes effective for annual reporting periods, including interim periods within those annual reporting periods, beginning after December 15, 2018. This guidance is not expected to have a material impact on the Company’s consolidated financial statements.

Emerging Growth Company Status

Emerging Growth Company Status

The Company is an “emerging growth company” as defined in section 3(a) of the Exchange Act, as amended by the United States Jumpstart Our Business Startups Act, enacted on April 5, 2012 (the “JOBS Act”), and will continue to qualify as an “emerging growth company” until the earliest to occur of: (a) the last day of the fiscal year during which the Company has total annual gross revenues of $1,000,000,000 (as such amount is indexed for inflation every 5 years by the SEC) or more; (b) the last day of the Company’s fiscal year following the fifth anniversary of the date of the first sale of the Company’s common equity securities pursuant to an effective registration statement under the Securities Act; (c) the date on which the Company has, during the previous 3-year period, issued more than $1,000,000,000 in non-convertible debt; or (d) the date on which we are deemed to be a ‘large accelerated filer’, as defined in Exchange Act Rule 12b–2.

Generally, a company that registers any class of its securities under section 12 of the Exchange Act is required to include in the second and all subsequent annual reports filed by it under the Exchange Act, a management report on internal controls over financial reporting and, subject to an exemption available to companies that meet the definition of a “smaller reporting company” in Exchange Act Rule 12b-2, an auditor attestation report on management’s assessment of internal controls over financial reporting. However, for so long as the Company will continue to qualify as an emerging growth company, the Company will be exempt from the requirement to include an auditor attestation report in the Company’s annual reports filed under the Exchange Act, even if the Company does not qualify as a “smaller reporting company”. In addition, section 103(a)(3) of the Sarbanes-Oxley Act of 2002 has been amended by the JOBS Act to provide that, among other things, auditors of an emerging growth company are exempt from any rules of the Public Company Accounting Oversight Board requiring mandatory audit firm rotation or a supplement to the auditor’s report in which the auditor would be required to provide additional information about the audit and the financial statements of the Company.

Any U.S. domestic issuer that is an emerging growth company is able to avail itself to the reduced disclosure obligations regarding executive compensation in periodic reports and proxy statements, and to not present to its shareholders a nonbinding advisory vote on executive compensation, obtain approval of any golden parachute payments not previously approved, or present the relationship between executive compensation actually paid and the Company’s financial performance. As a foreign private issuer, the Company is not subject to such requirements, and will not become subject to such requirements even if the Company was to cease to be an emerging growth company.

As a reporting issuer under the securities legislation of the Canadian provinces of Ontario, British Columbia, and Alberta, the Company is required to comply with all new or revised accounting standards that apply to Canadian public companies. Pursuant to Section 107(b) of the JOBS Act, an emerging growth company may elect to utilize an extended transition period for complying with new or revised accounting standards for public companies until such standards apply to private companies. The Company elected to utilize this extended transition period. However, while the Company elected to utilize this extended transition period, our consolidated financial statements as of March 31, 2019 reflect the adoption of all required accounting standards for public companies.